Equity Instruments (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Number of Warrants Outstanding
Number of Warrants Outstanding, Beginning Balance	102,613	102,613		102,613
Number of Warrants Outstanding, Ending Balance	102,613	102,613	102,613
Warrants, Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 4.53	$ 4.53		$ 4.53
Weighted Average Exercise Price, Outstanding Ending Balance	$ 4.53	$ 4.53	$ 4.53
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Warrants Outstanding (in years)	2 years 4 months 28 days	2 years 11 months 1 day	3 years 11 months 1 day	4 years 4 months 28 days